RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 1,905
Less: current portion	173
Long-term portion	1,732
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	2,001
Less: current portion	567
Long-term portion	1,434
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(96)	$ (604)
Less: current portion	(394)	(434)
Long-term portion	298	(170)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	56
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	120
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(64)	(199)
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	313
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	86
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	227	253
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	39
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	168
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(129)	(94)
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,487
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,487	1,235
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	1,087
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(1,087)	(1,131)
IFRS 9 PPAs | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	10
IFRS 9 PPAs | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	540
IFRS 9 PPAs | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (530)	$ (668)